SPAC BUSINESS COMBINATION AGREEMENT (Details Narrative) - USD ($)	Dec. 26, 2023	Oct. 10, 2023	Dec. 26, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock par value				$ 0.0001	$ 0.0001
Price per share				11.03
Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Common stock par value				$ 0.001	$ 0.001
Common stock discount on shares				0	0
Visiox Pharmaceuticals, Inc. [Member] | Tardi Med Sciences LLC [Member]
Subsequent Event [Line Items]
Stock issued, value		$ 100,000
Stock per share		$ 10.00
Business combination payment		$ 50,000
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member]
Subsequent Event [Line Items]
Common stock par value	$ 0.0001
Price per share	$ 15.00
Number of shares of stock issued	1,000,000
Earnout per share	In the event the Second Share Price Target was achieved prior to the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the $15.00 Earnout Eligibility Date. In the event the Second Share Price Target was achieved on or after the $15.00 Earnout Eligibility Date, the $15.00 Earnout Share Payment shall be earned on the date on which the Second Share Price Target was achieved. No $15.00 Earnout Share Payment shall be earned if the $15.00 Earnout Eligibility Date is a date later than the end of the Earnout Period.
Subsequent Event [Member] | Visiox Pharmaceuticals, Inc. [Member] | Merger Agreement [Member]
Subsequent Event [Line Items]
Stock issued, value	$ 80,000,000
Net working capital			$ 0
Price per share	$ 10.00
Common stock discount on shares	6,000,000
Number of shares of stock issued	1,000,000
Earnout per share	$ 12.50
Shares issued	1,000,000
Earnout per share	In the event the First Share Price Target was achieved prior to the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the $12.50 Earnout Eligibility Date. In the event the First Share Price Target was achieved on or after the $12.50 Earnout Eligibility Date, the $12.50 Earnout Share Payment shall be earned on the date on which the First Share Price Target was achieved. No $12.50 Earnout Share Payment shall be earned if the $12.50 Earnout Eligibility Date is a date later than the end of the Earnout Period.